Allowance For Loan Losses (Schedule of Non-Commercial Loans By Payment Performance) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 2,863,327	$ 2,652,066
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,383,133	1,294,576
Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	147,036	145,604
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	36,083	39,705
DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	3,361	2,802
Non-commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,569,613	1,482,687
Performing
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,569,138	1,480,012
Performing | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	1,382,715	1,292,012
Performing | Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	147,013	145,506
Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	36,049	39,692
Performing | DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	3,361	2,802
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	475	2,675
Non-Performing | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	418	2,564
Non-Performing | Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	23	98
Non-Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	34	13
Non-Performing | DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans, Total	$ 0	$ 0